Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2019 USD ($) claim	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 13,614.3	$ 11,745.0
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,117.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,051.0
All outstanding liabilities before 2015, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	66.6	53.9
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,363.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,318.3
All outstanding liabilities before 2015, net of reinsurance1	36.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,080.8	2,504.2
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,433.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,079.2
All outstanding liabilities before 2015, net of reinsurance1	3.3
Liabilities for claims and claim adjustment expenses, net of reinsurance	357.2	314.7
2015 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	272.4	272.4	$ 273.5	$ 274.1	$ 274.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	62,593
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 272.3	272.2	272.0	271.9	248.5
2015 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	891.3	899.7	914.8	911.1	897.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	77,819
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 848.9	786.3	675.0	501.5	238.4
2015 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	396.3	398.8	403.6	416.5	460.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.9
Cumulative Number of Incurred Claim Counts | claim	41,998
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 393.5	390.1	383.5	372.8	280.3
2016 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	377.8	378.2	379.8	379.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.7)
Cumulative Number of Incurred Claim Counts | claim	74,193
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 377.5	376.8	376.9	336.7
2016 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,238.9	1,231.1	1,204.8	1,185.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 17.2
Cumulative Number of Incurred Claim Counts | claim	92,684
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,073.3	886.0	639.9	298.6
2016 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	536.5	537.1	541.2	568.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 5.1
Cumulative Number of Incurred Claim Counts | claim	53,665
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 526.4	516.9	498.2	415.2
2017 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	411.0	412.1	415.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.6)
Cumulative Number of Incurred Claim Counts | claim	77,163
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 409.2	409.4	369.0
2017 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,393.3	1,366.6	1,374.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 30.8
Cumulative Number of Incurred Claim Counts | claim	97,297
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,027.3	712.9	325.8
2017 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	683.4	680.9	672.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.1
Cumulative Number of Incurred Claim Counts | claim	72,728
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 670.1	647.1	506.7
2018 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	478.2	475.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.4)
Cumulative Number of Incurred Claim Counts | claim	82,183
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 475.1	426.0
2018 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,736.5	1,700.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 97.7
Cumulative Number of Incurred Claim Counts | claim	111,146
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 913.4	382.7
2018 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	845.2	839.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 34.9
Cumulative Number of Incurred Claim Counts | claim	63,243
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 781.2	595.9
2019 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	577.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (14.3)
Cumulative Number of Incurred Claim Counts | claim	91,920
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 516.9
2019 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,103.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 343.7
Cumulative Number of Incurred Claim Counts | claim	124,829
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 455.4
2019 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	971.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 160.2
Cumulative Number of Incurred Claim Counts | claim	66,824
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 708.0
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	23,531.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	18,477.3
All outstanding liabilities before 2015, net of reinsurance1	63.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	5,117.4	4,509.0
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	13,278.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	13,246.6
All outstanding liabilities before 2015, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	32.4	43.3
Agency Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,776.0	3,815.6	3,798.8	3,773.8	3,774.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	704,986
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,715.4	3,623.3	3,416.5	2,976.0	1,793.1
Agency Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,134.5	2,131.5	2,134.4	2,137.2	2,136.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,336,520
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,133.6	2,134.1	2,134.4	2,138.1	2,106.2
Agency Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,177.3	4,152.0	4,130.0	4,082.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 62.3
Cumulative Number of Incurred Claim Counts | claim	740,385
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,969.5	3,723.1	3,231.5	1,941.6
Agency Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,400.1	2,401.8	2,398.9	2,423.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.8)
Cumulative Number of Incurred Claim Counts | claim	1,399,077
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,402.2	2,402.1	2,406.9	2,391.0
Agency Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,511.1	4,485.8	4,474.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 82.5
Cumulative Number of Incurred Claim Counts | claim	779,082
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,048.5	3,478.5	2,074.0
Agency Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,643.5	2,638.5	2,635.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (2.9)
Cumulative Number of Incurred Claim Counts | claim	1,514,531
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,640.9	2,643.2	2,599.8
Agency Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,182.1	5,141.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 224.2
Cumulative Number of Incurred Claim Counts | claim	854,146
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,028.7	2,378.0
Agency Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,822.6	2,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (12.3)
Cumulative Number of Incurred Claim Counts | claim	1,694,380
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,827.4	2,769.1
Agency Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,885.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 871.8
Cumulative Number of Incurred Claim Counts | claim	909,050
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,715.2
Agency Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,277.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (167.6)
Cumulative Number of Incurred Claim Counts | claim	1,872,822
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,242.5
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	22,233.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	17,339.8
All outstanding liabilities before 2015, net of reinsurance1	43.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	4,936.8	4,258.6
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,288.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,296.4
All outstanding liabilities before 2015, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	(7.7)	18.4
Direct Channel | 2015 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,368.7	3,399.3	3,354.2	3,328.3	3,330.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	659,243
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,323.1	3,238.2	3,021.0	2,615.0	1,545.2
Direct Channel | 2015 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,093.9	2,090.8	2,093.5	2,097.7	2,110.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,540,071
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,093.1	2,093.7	2,094.7	2,100.1	$ 2,094.7
Direct Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,897.8	3,871.2	3,843.9	3,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 53.9
Cumulative Number of Incurred Claim Counts | claim	735,653
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,714.6	3,476.9	2,991.1	1,780.6
Direct Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,475.6	2,477.7	2,475.4	2,521.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.3)
Cumulative Number of Incurred Claim Counts | claim	1,676,343
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,478.5	2,479.3	2,485.8	$ 2,505.0
Direct Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,229.3	4,209.9	4,209.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 70.9
Cumulative Number of Incurred Claim Counts | claim	772,712
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,808.3	3,255.2	1,912.6
Direct Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,749.0	2,743.7	2,750.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.1)
Cumulative Number of Incurred Claim Counts | claim	1,791,190
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,748.4	2,753.5	$ 2,742.1
Direct Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,980.9	4,904.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 204.4
Cumulative Number of Incurred Claim Counts | claim	868,604
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,863.5	2,235.1
Direct Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,181.9	3,202.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (18.8)
Cumulative Number of Incurred Claim Counts | claim	2,069,525
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,193.8	$ 3,170.0
Direct Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,756.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 811.4
Cumulative Number of Incurred Claim Counts | claim	953,154
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,630.3
Direct Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,787.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (237.7)
Cumulative Number of Incurred Claim Counts | claim	2,282,681
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,782.6